S-K 1602, SPAC Registered Offerings	Feb. 11, 2026
SPAC Offering Forepart [Line Items]
SPAC Registered Offering Prospectus Summary, Identify and Evaluate Potential Business Combination Candidates, Manner [Text Block]	While we may pursue an initial business combination opportunity in any business, industry or geographic location, we intend to capitalize on the ability of our management team and the individuals that may be appointed as members of our advisory board from time to time (the “board advisors”) to identify, acquire and operate a business or businesses that can benefit from our management team’s established relationships, and sector management and operating experience. In particular, we currently intend to focus on opportunities that capitalize on the experience and ability of our management team, including our Chief Executive Officer, Giri Devanur, and our current sole board advisor, Rajan Singhal, to identify, acquire and operate a business in the advanced and industrial robotics, electric-vehicles (“EVs”), drones and unmanned-aerial-systems (“UAS”) or financial technology (“fintech”) industry.
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]	We have until the date that is 18 months from the closing of this offering, or until such earlier liquidation date as our board of directors may approve, to consummate our initial business combination.
De-SPAC Consummation Timeframe, How Extended [Text Block]

We have until the date that is 18 months from the closing of this offering, or until such earlier liquidation date as our board of directors may approve, to consummate our initial business combination. If we anticipate that we may be unable to consummate our initial business combination within such 18-month period, we may seek shareholder approval to amend our amended and restated memorandum and articles of association to extend the date by which we must consummate our initial business combination. There are no limitations on the number of times we may seek shareholder approval for an extension or the length of time of any such extension. If we seek shareholder approval for an extension, holders of public shares will be offered an opportunity to redeem their shares, upon the effectiveness of such extension, regardless of whether they abstain, vote in favor of or vote against our initial business combination, at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned thereon (which interest shall be net of permitted withdrawals), divided by the number of then issued and outstanding public shares, subject to applicable law. If we are unable to complete our initial business combination within 18 months from the closing of this offering, during any Extension Period or by such earlier liquidation date as our board of directors may approve, we will redeem 100% of the public shares at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned thereon (which interest shall be net of income and franchise taxes payable and up to $100,000 of interest to pay dissolution expenses), divided by the number of then issued and outstanding public shares, subject to applicable law as further described herein.

SPAC Offering Forepart, De-SPAC Consummation Timeframe	18 months
SPAC Additional Financing Plans, Impact on Security Holders [Text Block]

Potential Additional Financing

To the extent needed, we may seek to raise additional funds through a private offering of debt or equity securities in connection with the completion of our initial business combination (which may include a private placement), and we may effectuate our initial business combination using the proceeds of such offering rather than using the amounts held in the trust account. In addition, we may target businesses larger than we could acquire with the net proceeds of this offering and the sale of the private placement warrants, and may as a result be required to seek additional financing to complete such proposed initial business combination. Any such additional financing may cause material dilution to the holders of our public shares. In the case of an initial business combination funded with assets other than the trust account assets, our proxy materials or tender offer documents disclosing the initial business combination would disclose the terms of the financing and, only if required by law, we would seek shareholder approval of such financing. There are no prohibitions on our ability to raise funds privately, including pursuant to any private placement, or through loans in connection with our initial business combination. At this time, we are not a party to any arrangement or understanding with any third party with respect to raising any additional funds through the sale of securities or otherwise.

SPAC, Securities Offered, Redemption Rights [Text Block]

Redemption Rights for Public Shareholders upon Completion of our Initial Business Combination

We will provide our public shareholders (excluding our sponsor, initial shareholders, officers, directors and board advisors to the extent they acquire public shares, either in this offering or in secondary market transactions thereafter) with the opportunity to redeem, regardless of whether they abstain, vote in favor of or vote against our initial business combination, all or a portion of their Class A ordinary shares upon the completion of our initial business combination at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account as of two business days prior to the consummation of the initial business combination, including interest (which interest shall be net of permitted withdrawals) divided by the number of then outstanding public shares, subject to the limitations described herein. The amount in the trust account is initially anticipated to be approximately $10.00 per public share. Our sponsor and our officers, directors and board advisor have entered into a letter agreement with us, pursuant to which they have agreed to waive their redemption rights with respect to their founder shares and any public shares they may hold in connection with the completion of our initial business combination.

Manner of Conducting Redemptions

We will provide our public shareholders (excluding our sponsor, initial shareholders, officers, directors and board advisors to the extent they acquire public shares, either in this offering or in secondary market transactions thereafter) with the opportunity to redeem, regardless of whether they abstain, vote in favor of or vote against our initial business combination, all or a portion of their Class A ordinary shares upon the completion of our initial business combination either (i) in connection with a shareholder meeting called to approve the business combination or (ii) by means of a tender offer. The decision as to whether we will seek shareholder approval of a proposed business combination or conduct a tender offer will be made by us, solely in our discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would require us to seek shareholder approval under the law or stock exchange listing requirement.

Under Nasdaq rules, asset acquisitions and share purchases would not typically require shareholder approval while direct mergers with our company where we do not survive and any transactions where we issue more than 20% of our issued and outstanding ordinary shares or seek to amend our amended and restated memorandum and articles of association would require shareholder approval. We intend to conduct redemptions without a shareholder vote pursuant to the tender offer rules of the SEC unless shareholder approval is required by law or stock exchange listing requirement or we choose to seek shareholder approval for business or other legal reasons. So long as we obtain and maintain a listing for our securities on Nasdaq, we will be required to comply with Nasdaq rules.

If a shareholder vote is not required and we do not decide to hold a shareholder vote for business or other legal reasons, we will, pursuant to our amended and restated memorandum and articles of association:

•        conduct the redemptions pursuant to Rule 13e-4 and Regulation 14E of the Exchange Act, which regulate issuer tender offers; and

•        file tender offer documents with the SEC prior to completing our initial business combination which contain substantially the same financial and other information about the initial business combination and the redemption rights as is required under Regulation 14A of the Exchange Act, which regulates the solicitation of proxies.

Upon the public announcement of our initial business combination, we or our sponsor will terminate any plan established in accordance with Rule 10b5-1 to purchase our ordinary shares in the open market if we elect to redeem our public shares through a tender offer, to comply with Rule 14e-5 under the Exchange Act.

In the event we conduct redemptions pursuant to the tender offer rules, our offer to redeem will remain open for at least 20 business days, in accordance with Rule 14e-1(a) under the Exchange Act, and we will not be permitted to complete our initial business combination until the expiration of the tender offer period.

If, however, shareholder approval of the transaction is required by law or stock exchange listing requirement, or we decide to obtain shareholder approval for business or other legal reasons, we will, pursuant to our amended and restated memorandum and articles of association:

•        conduct the redemptions in conjunction with a proxy solicitation pursuant to Regulation 14A of the Exchange Act, which regulates the solicitation of proxies, and not pursuant to the tender offer rules; and

•        file proxy materials with the SEC.

We expect that a final proxy statement would be mailed to public shareholders at least 10 days prior to the shareholder vote. However, we expect that a draft proxy statement would be made available to such shareholders well in advance of such time, providing additional notice of redemption if we conduct redemptions in conjunction with a proxy solicitation. Although we are not required to do so, we currently intend to comply with the substantive and procedural requirements of Regulation 14A in connection with any shareholder vote even if we are not able to maintain our Nasdaq listing or Exchange Act registration.

In the event that we seek shareholder approval of our initial business combination, we will distribute proxy materials and, in connection therewith, provide our public shareholders with the redemption rights described above upon completion of the initial business combination.

If we seek shareholder approval, we will complete our initial business combination only if a simple majority of the issued and outstanding ordinary shares, voting together as a single class, voted in favor of the business combination at the applicable general meeting of the Company. In such case, pursuant to the terms of a letter agreement entered into with us, our sponsor and our officers, directors and board advisor have agreed (and their permitted transferees and any future board advisors will agree) to vote any founder shares held by them and any public shares purchased during or after this offering in favor of our initial business combination (except that any public shares such parties may purchase in compliance with the requirements of Rule 14e-5 under the Exchange Act would not be voted in favor of approving the business combination). A quorum for such meeting will consist of the holders of at least one-third of the then issued and outstanding shares (whether in person or by proxy) and our initial shareholders will count towards this quorum. We expect that at the time of any shareholder vote relating to our initial business combination, our initial shareholders and their permitted transferees will own approximately 25% of our issued and outstanding ordinary shares (not including the Class A ordinary shares underlying the private placement warrants and the representative shares and assuming our insiders do not purchase units in this offering) entitled to vote thereon. Each public shareholder may elect to redeem their public shares irrespective of whether they vote in favor of or against, or abstain from voting on, the proposed transaction. In addition, our sponsor and our officers, directors and board advisor have entered into a letter agreement with us, pursuant to which they have agreed to waive their redemption rights with respect to their founder shares and public shares in connection with the completion of a business combination.

Our proposed initial business combination may impose a minimum cash requirement for (i) cash consideration to be paid to the target or its owners, (ii) cash for working capital or other general corporate purposes or (iii) the retention of cash to satisfy other conditions. In the event the aggregate cash consideration we would be required to pay for all public shares that are validly submitted for redemption plus any amount required to satisfy cash conditions pursuant to the terms of the proposed initial business combination exceed the aggregate amount of cash available to us, we will not complete the initial business combination or redeem any shares, and all public shares submitted for redemption will be returned to the holders thereof. We may, however, raise funds through the issuance of equity or equity-linked securities or through loans, advances or other indebtedness in connection with our initial business combination, including pursuant to forward purchase agreements or backstop arrangements we may enter into following consummation of this offering, in order to, among other reasons, satisfy such net tangible assets or minimum cash requirements.

SPAC, Trust or Escrow Account, Material Terms [Text Block]	Under Nasdaq rules, asset acquisitions and share purchases would not typically require shareholder approval while direct mergers with our company where we do not survive and any transactions where we issue more than 20% of our issued and outstanding ordinary shares or seek to amend our amended and restated memorandum and articles of association would require shareholder approval. We intend to conduct redemptions without a shareholder vote pursuant to the tender offer rules of the SEC unless shareholder approval is required by law or stock exchange listing requirement or we choose to seek shareholder approval for business or other legal reasons. So long as we obtain and maintain a listing for our securities on Nasdaq, we will be required to comply with Nasdaq rules
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Percent	20.00%
De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	true
SPAC Offering Forepart, De-SPAC Consummation Timeframe May be Extended [Flag]	true
SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]

Conflicts of Interest

Under Cayman Islands law, our directors and officers owe fiduciary duties to our company:

•        duty to act in good faith in what the director or officer believes to be in the best interests of the company as a whole;

•        duty to exercise powers for the purposes for which those powers were conferred and not for a collateral purpose;

•        duty to not improperly fetter the exercise of future discretion;

•        duty to exercise authority for the purpose for which it is conferred and a duty to exercise powers fairly as between different sections of shareholders;

•        duty not to put themselves in a position in which there is a conflict between their duty to the company and their personal interests; and

•        duty to exercise independent judgment.

In fulfilling their duty of care to us, our directors must ensure compliance with our amended and restated memorandum and articles of association as may be amended from time to time. Our company has a right to seek damages against any director who breaches a duty owed to us.

In addition to the above, directors also owe a duty of care which is not fiduciary in nature. This duty has been defined as a requirement to act as a reasonably diligent person having both the general knowledge, skill and experience that may reasonably be expected of a person carrying out the same functions as are carried out by that director in relation to the company and the general knowledge, skill and experience of that director.

As set out above, directors have a duty not to put themselves in a position of conflict and this includes a duty not to engage in self-dealing, or to otherwise benefit as a result of their position at the expense of the company. However, in some instances what would otherwise be a breach of this duty can be forgiven and/or authorized in advance by the shareholders provided that there is full disclosure by the directors. This can be done by way of permission granted in the amended and restated memorandum and articles of association or alternatively by shareholder approval at general meetings. Our amended and restated memorandum and articles of association provide that, to the fullest extent permitted by law: (i) no individual serving as a director or an officer, among other persons, shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as us, and (ii) we renounce any interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter which (a) may be a corporate opportunity for any director or officer, on the one hand, and us, on the other or (b) the presentation of which would breach an existing legal obligation of a director or officer to any other entity.

A director may, subject to any separate requirement for audit committee approval under applicable law, the amended and restated memorandum and articles of association or the Nasdaq listing rules, or disqualification by the chairman of the relevant board meeting, vote in respect of any contract or transaction in which he or she is interested, provided that the nature of the interest of any directors in such contract or transaction is disclosed by him or her at or prior to its consideration and any vote in that matter.

Members of our management team may become an officer or director of another special purpose acquisition company with a class of securities registered under the Exchange Act even before we have entered into a definitive agreement regarding our initial business combination. Potential investors should also be aware of the following other potential conflicts of interest:

•        None of our officers or directors is required to commit his or her full time to our affairs and, accordingly, may have conflicts of interest in allocating his or her time among various business activities.

•        Each of our officers and directors may have in the future additional, fiduciary or contractual obligations to other entities, including any other special purpose acquisition company with a class of securities registered under the Exchange Act, even before we enter into a definitive agreement regarding our initial business combination or we have failed to complete our initial business combination within the prescribed timeline. In the course of their other business activities, our officers and directors may become aware of investment and business opportunities which may be appropriate for presentation to us as well as the other entities with which they are affiliated. Our management may have conflicts of interest in determining to which entity a particular business opportunity should be presented. These conflicts may not be resolved in our favor and a potential target business may be presented to other entities prior to its presentation to us. For a complete description of our management’s other affiliations, see “Officers, Directors and Director Nominees.”

•        Our sponsor, officers, directors and board advisor have agreed to waive their redemption rights with respect to our founder shares and public shares in connection with the consummation of our initial business combination. Additionally, our sponsor and our officers, directors and board advisor have agreed to waive their redemption rights with respect to their founder shares if we fail to consummate our initial business combination within 18 months after the closing of this offering or during any Extension Period. If we do not complete our initial business combination within such applicable time period, the proceeds of the sale of the private placement warrants held in the trust account will be used to fund the redemption of our public shares, and the warrants will expire worthless. With certain limited exceptions, the founder shares will not be transferable, assignable or salable by our sponsor until the earlier of (1) six months after the completion of our initial business combination and (2) the date on which we consummate a liquidation, merger, share exchange, reorganization, or other similar transaction after our initial business combination that results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property. Notwithstanding the foregoing, if the last sale price of our Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share capitalizations, rights issuances, subdivisions, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing any time 75 days after the completion of our initial business combination, the founder shares will be released from the lock-up. With certain limited exceptions, the private placement warrants and the Class A ordinary shares underlying such rights warrants not be transferable, assignable or salable by our sponsor until 30 days after the completion of our initial business combination. Since our sponsor and officers and directors may directly or indirectly own founder shares and/or private placement warrants following this offering, our officers and directors may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination.

•        Our sponsor and members of our management team will directly or indirectly own our securities following this offering, and accordingly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination. Upon the closing of this offering, our sponsor will have invested in us an aggregate of $1,375,000, comprised of the $25,000 purchase price for the founder shares (or approximately $0.0065 per share) and the $1,350,000 purchase price for the private placement warrants (or $1.00 per warrant). Accordingly, our management team, which owns interests in our sponsor, may be more willing to pursue a business combination with a riskier or less-established target business than would be the case if our sponsor had paid the same per share price for the founder shares as our public shareholders paid for their public shares in this offering.

•        Our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors was included by a target business as a condition to any agreement with respect to our initial business combination.

•        Our key personnel may negotiate employment or consulting agreements with a target business in connection with a particular business combination. These agreements may provide for them to receive compensation following our initial business combination and as a result, may cause them to have conflicts of interest in determining whether to proceed with a particular business combination.

•        Our key personnel may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such key personnel was included by a target business as a condition to any agreement with respect to our initial business combination.

•        We are not prohibited from pursuing an initial business combination with a company that is affiliated with our sponsor, officers, directors, board advisor or non-managing sponsor investors, or completing the business combination through a joint venture or other form of shared ownership with our sponsor, officers or directors or non-managing sponsor investors; accordingly, such affiliated person(s) may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such affiliated person(s) would have interests different from our public shareholders and would likely not receive any financial benefit unless we consummated such business combination.

•        In the event our sponsor or members of our management team provide loans to us to finance transaction costs and/or incur expenses on our behalf in connection with an initial business combination, such persons may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such loans may not be repaid and/or such expenses may not be reimbursed unless we consummate such business combination.

•        Prior to or in connection with the completion of our initial business combination, there may be payment by the company to our sponsor, officers, directors or board advisors, or our or their affiliates, of finder’s fees, advisory fees, consulting fees or success fees for any services they render in order to effectuate the completion of our initial business, which, if made prior to the completion of our initial business combination, will be paid from funds held outside the trust account. See “Risk Factors — We may engage in a business combination with one or more target businesses that have relationships with entities that may be affiliated with our sponsor, officers, directors or existing holders which may raise potential conflicts of interest.”

Additionally, the personal and financial interests of our directors and executive officers may influence their motivation in timely identifying and pursuing an initial business combination or completing our initial business combination. The different timelines of competing business combinations could cause our directors and executive officers to prioritize a different business combination over finding a suitable acquisition target for our business combination. Consequently, our directors’ and executive officers’ discretion in identifying and selecting a suitable target business may result in a conflict of interest when determining whether the terms, conditions and timing of a particular business combination are appropriate and in our shareholders’ best interest, which could negatively impact the timing for a business combination. For example, if two targets are being evaluated by our management team, and one is more stable and has a better risk or stability profile for our public shareholders, but may take a longer time to diligence and go through the business combination process, while the other has a less favorable risk or stability profile for our public shareholders, but would be easier, quicker and more certain to guide through the business combination process, our management team may decide to choose what they believe to be the quicker and more certain path despite its less favorable risk or stability profile for our public shareholders, as our management team would likely not receive any financial benefit unless we consummated a business combination. Additionally, if members of our management team form other special purpose acquisition companies similar to ours or pursue other business or investment ventures during the period in which we are seeking an initial business combination, the interests of our executive officers and directors may affect the consideration paid, terms, conditions and timing relating to the business combinations in a way that conflicts with the interests of our public shareholder.

The conflicts described above may not be resolved in our favor.

Accordingly, as a result of multiple business affiliations, our officers and directors may have similar legal obligations relating to presenting business opportunities meeting the above-listed criteria to multiple entities. Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations:

Individual	Entity	Entity’s Business	Affiliation
Giri Devanur	BHAV Partners LLC	Business investment and financial advisory	Managing member
	reAlpha Tech Corp.	Real estate technology company	Executive Chairman
	Saara, Inc.	AI-based e-commerce solutions company	Director
	Srinivasam Foundation Inc	Non-profit organization	Trustee
Chaitanya Kumar Setti	OPELSOFT LLC	Information technology consulting company	Director
	Tropical Foods LLC	Food and beverage company	Director
	Talent2Meet Inc.	IT staff augmentation company	Director
	Nadas Fund LLC	Personal funds management company	Director
Thomas Blinten	Panamax Capital, LLC	Merchant bank	Managing Partner and Chief Executive Officer
	Sullivan’s Brewing Company	Brewing company	Member of Chairman’s Advisory Council
Individual	Entity	Entity’s Business	Affiliation
Piyush Sadana	Nearsite	Real estate technology company	Chief Executive Officer
	Real Estate Innovators Inc	Real estate innovation company	Director
	Rivocr Healthcare Inc	Diagnostics platform healthcare company	Director
John Patrick O’Connell	Conall Coaching Services	Executive advisory and coaching services firm	Owner
	Society for Information Management	Professional organization	Director of Academic Committee
	The Center at West Park	Arts center	Director and Secretary

Accordingly, if any of the above officers or directors become aware of a business combination opportunity which is suitable for any of the above entities to which he or she has then-current fiduciary or contractual obligations, he or she will honor his or her fiduciary or contractual obligations to present such business combination opportunity to such entity, and only present it to us if such entity rejects the opportunity, subject to his or her fiduciary duties under Cayman Islands law.

In addition, our sponsor and our officers and directors may sponsor or form other special purpose acquisition companies similar to ours or may pursue other business or investment ventures during the period in which we are seeking an initial business combination. As a result, our sponsor, officers and directors could have conflicts of interest in determining whether to present business combination opportunities to us or to any other special purpose acquisition company with which they may become involved. These conflicts may not be resolved in our favor and a potential target business may be presented to other entities prior to its presentation to us. Any such companies, businesses or investments may present additional conflicts of interest in pursuing an initial business combination target, which could materially affect our ability to complete our initial business combination.

We are not prohibited from pursuing an initial business combination with a company that is affiliated with our sponsor, officers, directors or board advisors. In the event we seek to complete our initial business combination with such a company, we, or a committee of independent directors, would obtain an opinion from an independent investment banking firm or another independent firm that commonly renders valuation opinions for the type of company we are seeking to acquire or an independent accounting firm, that such an initial business combination is fair to our company from a financial point of view.

In the event that we submit our initial business combination to our public shareholders for a vote, our sponsor, initial shareholders, officers, directors and board advisors have agreed, pursuant to the terms of a letter agreement entered into with us, to vote any founder shares held by them (and their permitted transferees and any future board advisors will agree) and any public shares purchased during or after the offering in favor of our initial business combination (except that any public shares such parties may purchase in compliance with the requirements of Rule 14e-5 under the Exchange Act would not be voted in favor of approving the business combination).

We cannot assure you that any of the above mentioned conflicts will be resolved in our favor.

In the event that we submit our initial business combination to our public shareholders for a vote, our sponsor, initial shareholders, officers, directors and board advisors have agreed to vote their founder shares, and they and the other members of our management team have agreed to vote their founder shares and any shares purchased during or after the offering in favor of our initial business combination, aside from shares they may purchase in compliance with the requirements of Rule 14e-5 under the Exchange Act, which would not be voted in favor of approving the business combination transaction. Non-managing sponsor investors will not be required to (i) hold any public units, public shares or warrants they may purchase in this offering or thereafter for any amount of time, (ii) vote any Class A ordinary shares they may own at the applicable time in favor of our initial business combination or (iii) refrain from exercising their right to redeem their public shares at the time of our initial business combination. Non-managing sponsor investors will have the same rights to the funds held in the trust account with respect to the Class A ordinary shares underlying the units they may purchase in this offering as the rights afforded to our other public shareholders.

However, if the holders of non-managing membership interests in our sponsor purchase or otherwise hold a substantial number of our units, then such holders will potentially have different interests than our other public shareholders in approving our initial business combination and otherwise exercising their rights as public shareholders because of their indirect ownership of founder shares as further discussed in this prospectus.

SPAC Offering Forepart, Sponsor Compensation [Table Text Block]

We are a blank check company with no subsidiaries and no operations of our own except organizational activities, the preparation of this offering and, following the closing of this offering, searching for a suitable target to consummate an initial business combination. As of the date of this prospectus, we have not made any transfers, dividends or distributions to any person or entity. We do not intend to distribute earnings or settle amounts owed until after the closing of the business combination. We may retain all of our available funds and any future earnings following a business combination to fund the development and growth of our business. As a result, we may not pay any cash dividends in the foreseeable future.

See “Risk Factors” beginning on page 51 of this prospectus for a discussion of information that should be considered in connection with an investment in our securities. Investors will not be entitled to protections normally afforded to investors in Rule 419 blank check offerings.

Our units offered in this prospectus include shares of a Cayman Islands blank check company instead of the shares of the operating entities with whom we may combine.

	Per Unit	Total
Public offering price	$10.00	$100,000,000
Underwriting discounts and commissions(1)	$0.05	$500,000
Proceeds, before expenses, to BHAV Acquisition Corp	$9.95	$99,500,000

(1)      Includes $0.05 per unit, or $500,000 in the aggregate (or $575,000 if the underwriters’ over-allotment option is exercised in full), payable to the underwriters upon the closing of this offering. In addition, the representative of the underwriters or its designees will receive an aggregate of 500,000 Class A ordinary shares (or 575,000 Class A ordinary shares if the underwriters’ over-allotment option is exercised in full), which we refer to herein as the “representative shares,” as compensation in connection with this offering. See also “Underwriting” for a description of compensation and other items of value payable to the underwriters.

Of the proceeds we receive from this offering and the sale of the private placement warrants described in this prospectus, $100,000,000, or $115,000,000 if the underwriters’ over-allotment option is exercised in full ($10.00 per unit), will be deposited into a trust account with Continental Stock Transfer & Trust Company acting as trustee. Except with respect to interest earned on the funds held in the trust account that may be released to us to pay our income and franchise taxes, if any (collectively, “permitted withdrawals”), the funds held in the trust account will not be released from the trust account until the earliest to occur of: (1) our completion of an initial business combination; (2) the redemption of any public shares properly submitted in connection with a shareholder vote to amend our amended and restated memorandum and articles of association (A) to modify the substance or timing of our obligation to allow redemption in connection with our initial business combination or to redeem 100% of our public shares if we do not complete our initial business combination within 18 months from the closing of this offering or (B) with respect to any other provision relating to the rights of holders of Class A ordinary shares or pre-initial business combination activity; and (3) the redemption of our public shares if we have not completed an initial business combination within 18 months from the closing of this offering or during any Extension Period, subject to applicable law. The proceeds deposited in the trust account could become subject to the claims of our creditors, if any, which could have priority over the claims of our public shareholders. If we seek shareholder approval to extend beyond the 18-month period in which to complete an initial business combination to a later date, we will offer our public shareholders (excluding our initial shareholders, officers, directors and board advisors to the extent they acquire public shares, either in this offering or in secondary market transactions thereafter) the right to have their public ordinary shares redeemed for a pro rata share of the aggregate amount then on deposit in the trust account, including interest (less permitted withdrawals), as described in greater detail in this prospectus. Compensation paid and securities issued to the sponsor, its affiliates, and promoters as well as the anti-dilution adjustment to the founder shares may result in a material dilution of the purchasers’ equity interest. See sections titled “Dilution” and “Underwriting” for descriptions of compensation and dilution.

SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]

The following table illustrates the difference between the public offering price per unit and our net tangible book value per share (“NTBV”), as adjusted to give effect to this offering and assuming the redemption of our public shares at varying levels and the exercise in full and no exercise of the over-allotment option. See the section titled “Dilution” for more information.

As of December 31, 2025
Offering Price of $10.00 per Unit	25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		Maximum Redemption
NTBV	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price
Assuming Full Exercise of Over-Allotment Option
$7.27	$6.67	$3.33	$5.73	$4.27	$4.05	$5.95	$0.16	$9.84
Assuming No Exercise of Over-Allotment Option
$7.27	$6.67	$3.33	$5.73	$4.27	$4.05	$5.95	$0.17	$9.83

SPAC Offering Forepart, Actual or Material Conflict of Interest [Flag]	true
SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]

The following table sets forth the payments to be received by our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
BHAV Partners LLC

Upon the consummation of this offering, we will begin accruing payments in an amount equal to $20,000 per month, which may be paid upon the consummation of our initial business combination or at the time of our dissolution, assuming there is cash available

		Office space, administrative and shared personnel support services
BHAV Partners LLC	3,833,333 founder shares, of which up to 500,000 founder shares held by our sponsor are subject to forfeiture if the underwriters’ over-allotment option is not exercised in full(1)(2)(3)	$25,000
BHAV Partners LLC

1,350,000 private placement warrants to be purchased simultaneously with the closing of this offering (or 1,425,000 private placement warrants if the underwriters’ over-allotment option is exercised in full)(4)(5)

		$1,350,000 (or $1,425,000 if the underwriters’ over-allotment option is exercised in full)
Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
BHAV Partners LLC or an affiliate thereof	$500,000(5)	Repayment of loans for organizational, offering-related and other expenses until the consummation of our initial business combination
BHAV Partners LLC or an affiliate thereof	Additional working capital loans, if any	Working capital loans to finance transactions costs in connection with an initial business combination
BHAV Partners LLC and our officers or directors, or affiliates thereof	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Services in connection with identifying, investigating and completing an initial business combination
BHAV Partners LLC and our officers, directors or board advisors, or affiliates thereof	Finder’s fees, advisory fees, consulting fees or success fees, if applicable	We may engage our sponsor, officers, directors or board advisors, and/or each of their affiliates, as an advisor or otherwise in order to effectuate our initial business combination.
Holders of Class B ordinary shares

Subject to an anti-dilution adjustment, the number of Class A ordinary shares issuable upon conversion of all Class B ordinary shares will equal, in the aggregate, on an as-converted basis, 25% of the sum of all ordinary shares issued and outstanding upon completion of this initial public offering

N/A

(1)      The founder shares will automatically convert into Class A ordinary shares concurrently with or immediately following the consummation of our initial business combination, and may be converted at any time prior to our initial business combination, at the option of the holder, on a one-for-one basis, subject to adjustment (unless otherwise provided in our initial business combination agreement) for share sub-divisions, share dividends, reorganizations, recapitalizations and the like, and subject to further adjustment as provided herein. In the case that additional Class A ordinary shares, or equity-linked securities (as described herein), are issued or deemed issued in excess of the amounts offered in this offering and related to or in connection with the closing of our initial business combination, the ratio at which Class B ordinary shares will convert into Class A ordinary shares will be adjusted (unless the holders of a majority of the issued and outstanding Class B ordinary shares agree to waive such anti-dilution adjustment with respect to any such issuance or deemed issuance) so that the number of Class A ordinary shares issuable upon conversion of all Class B ordinary shares will equal, in the aggregate, on an as-converted basis, 25% of the sum of (i) all Class A ordinary shares issued and outstanding upon the completion of this offering (including any Class A ordinary shares issued pursuant to the underwriters’ over-allotment option and excluding the Class A ordinary shares underlying the private placement warrants and representative shares), (ii) plus all Class A ordinary shares and equity-linked securities issued or deemed issued in connection with our initial business combination (excluding any shares or equity-linked securities issued, or to be issued, to any seller in the initial business combination) and (iii) minus any redemptions of Class A ordinary shares by public shareholders in connection with an initial business combination or certain amendments to our amended and restated articles of association prior to an initial business combination; provided that such conversion of founder shares will never occur on a less than one-for-one basis. If we decrease the size of the offering, we will effect a share capitalization or a share repurchase or redemption or other appropriate mechanism, as applicable, with respect to our Class B ordinary shares immediately prior to the consummation of the offering in such amount as to maintain the ownership of founder shares by our initial shareholders, or an as-converted basis, at 25% of our issued and outstanding ordinary shares upon the consummation of this offering. Pursuant to the terms of the underwriting agreement to be entered into by us and Maxim, we will agree to not increase the size of the offering pursuant to Rule 462(b) under the Securities Act, therefore, no additional founder shares will be issued and, as a result, a purchaser’s equity interest will not be diluted as a result of an increase in the size of the offering pursuant to Rule 462(b).

(2)     Of the Class B ordinary shares, (i) the non-managing sponsor investors will own, indirectly through the purchase of non-managing membership interests of the sponsor, an aggregate of 840,000 Class B ordinary shares held by the sponsor; (ii) Mr. Setti and Mr. Singhal will own, indirectly through the purchase of non-managing membership interests in the sponsor, an aggregate of 240,000 Class B ordinary shares held by the sponsor; and (iii) Mr. Setti, the independent directors and board advisor will own, indirectly through non-managing membership interests in our sponsor, an aggregate of 160,000

Class B ordinary shares held by the sponsor as compensation for their services as Chief Financial Officer, directors and board advisor, as applicable. Mr. Setti, the non-managing sponsor investors, independent directors and board advisors will have no right to vote the Class B ordinary shares that they hold indirectly through their membership interests in the sponsor.

(3)      Prior to the consummation of this offering, the sponsor will forfeit 650,000 founder shares, and the at-risk capital investors will purchase 650,000 founder shares, which will result in the sponsor owning 2,683,333 founder shares if the underwriters’ over-allotment option is not exercised (or 3,183,333 founder shares if the underwriters’ over-allotment option is exercised in full).

(4)      The non-managing sponsor investors, Mr. Setti and Mr. Singhal will acquire, indirectly through the purchase of non-managing membership interests, an interest in an aggregate of 1,350,000 of the private placement warrants that will be purchased by our sponsor, at a price of $1.00 per warrant, in a private placement that will close simultaneously with the closing of this offering.

(5)      As of December 31, 2025, our sponsor advanced $124,574 in loans to us. Our sponsor will purchase 1,350,000 private placement warrants (or 1,425,000 private placement warrants if the underwriters’ over-allotment option is exercised in full), in a private placement that will close simultaneously with the closing of this offering, for an aggregate purchase price of $1,350,000 (or $1,425,000 if the underwriters’ over-allotment option is exercised in full), $[•] of which will be paid in immediately available funds and up to $[•] will be paid in satisfaction of the principal balance underlying the promissory note issued to the sponsor.

SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]

The difference between the public offering price per ordinary share, assuming no value is attributed to the public warrants included in the units we are offering pursuant to this prospectus, or the private placement warrants, and the pro forma net tangible book value per ordinary share after this offering constitutes the dilution to investors in this offering. Such calculation does not reflect any dilution associated with the sale and exercise of warrants, including the private placement warrants, which would cause the actual dilution to the public shareholders to be higher, particularly where a cashless exercise is utilized. Net tangible book value per share is determined by dividing our net tangible book value, which is our total tangible assets less total liabilities (including the value of ordinary shares which may be redeemed for cash), by the number of outstanding ordinary shares.

SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]
As of December 31, 2025
Offering Price of $10.00 per Unit	25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		Maximum Redemption
NTBV	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price
Assuming Full Exercise of Over-Allotment Option
$7.27	$6.67	$3.33	$5.73	$4.27	$4.05	$5.95	$0.16	$9.84
Assuming No Exercise of Over-Allotment Option
$7.27	$6.67	$3.33	$5.73	$4.27	$4.05	$5.95	$0.17	$9.83

For purposes of presenting the “Maximum Redemption” scenario, we have reduced our NTBV after this offering (assuming no exercise of the underwriters’ option to purchase additional units) by $100,000,000 because holders of up to approximately 100% of our public shares may redeem their shares for a pro rata share of the aggregate amount then on deposit in the trust account at a per share redemption price equal to the amount in the trust account as set forth in our tender offer or proxy materials (initially anticipated to be the aggregate amount held in trust two business days prior to the commencement of our tender offer or shareholders meeting, including interest, divided by the number of Class A ordinary shares sold in this offering).

For each of the redemption scenarios above, the NTBV was calculated as follows:

	No Redemptions		25%		50%		75%		100%
	W/O Over- Allotment	With Over- Allotment	W/O Over- Allotment	With Over- Allotment	W/O Over- Allotment	With Over- Allotment	W/O Over- Allotment	With Over- Allotment	W/O Over- Allotment	With Over- Allotment
Numerator
Net tangible book deficit before this offering	(128,099)	(128,099)	(128,099)	(128,099)	(128,099)	(128,099)	(128,099)	(128,099)	(128,099)	(128,099)
Net proceeds from this offering and the sale of the private placement warrants	100,750,000	115,750,000	100,750,000	115,750,000	100,750,000	115,750,000	100,750,000	115,750,000	100,750,000	115,750,000
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value	105,403	105,403	105,403	105,403	105,403	105,403	105,403	105,403	105,403	105,403
Less: over-allotment liability	(94,400)	—	(94,400)	—	(94,400)	—	(94,400)	—	(94,400)	—
Less: Amounts paid for redemptions	—	—	(25,000,000)	(28,750,000)	(50,000,000)	(57,500,000)	(75,000,000)	(86,250,000)	(100,000,000)	(115,000,000)
	100,632,904	115,727,304	75,632,904	86,977,304	50,632,904	58,227,304	25,632,904	29,477,304	632,904	727,304

Denominator:
Ordinary shares outstanding prior to this offering	3,833,333	3,833,333	3,833,333	3,833,333	3,833,333	3,833,333	3,833,333	3,833,333	3,833,333	3,833,333
Ordinary shares forfeited if over-allotment is not exercised	(500,000)	—	(500,000)	—	(500,000)	—	(500,000)	—	(500,000)	—
Representative shares issued	500,000	575,000	500,000	575,000	500,000	575,000	500,000	575,000	500,000	575,000
Ordinary shares offered	10,000,000	11,500,000	10,000,000	11,500,000	10,000,000	11,500,000	10,000,000	11,500,000	10,000,000	11,500,000
Less: Ordinary shares redeemed	—	—	(2,500,000)	(2,875,000)	(5,000,000)	(5,750,000)	(7,500,000)	(8,625,000)	(10,000,000)	(11,500,000)
	13,833,333	15,908,333	11,333,333	13,033,333	8,833,333	10,158,333	6,333,333	7,283,333	3,833,333	4,408,333

(1)      Expenses applied against gross proceeds include offering expenses of approximately $750,000 and underwriting commissions of $500,000 in the aggregate (or up to $575,000 in the aggregate if the underwriters’ option to purchase additional units is exercised). See “Use of Proceeds” and “Underwriting” for a description of compensation and other items of value payable to the underwriter.

(2)      If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our sponsor, initial shareholders, directors, executive officers or their affiliates may purchase public shares or public warrants in previously negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchase of our ordinary shares prior to the completion of our initial business combination, the number of ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share. See “Proposed Business — Permitted Purchases and Other Transactions With Respect to our Securities.”

(3)      Includes representative shares.